Assets and Disposal Groups Held for Sale	12 Months Ended
Mar. 31, 2026
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets and Disposal Groups Held for Sale	Assets and Disposal Groups Held for Sale
Takeda has classified certain assets as held for sale in the consolidated statements of financial position. Non-current assets and disposal groups are transferred to assets held for sale when it is expected that their carrying amounts will be recovered principally through a sale and the sale is considered highly probable. The non-current assets and disposal groups held for sale are held at the lower of carrying amount and fair value less costs to sell.
Gains or losses recognized from measuring the assets or disposal groups (excluding those related to associates) classified as held for sale at the lower of their carrying amounts or fair value less costs to sell are recorded as other operating income or expenses.
Assets Held for Sale
During the fiscal year ended March 31, 2025, Takeda decided to enter into discussions with Teva Pharmaceutical Industries Ltd. to dissolve a joint venture business in Japan primarily focused on generic medicines and long-listed products. Following the decision, Takeda reclassified all of its outstanding shares in its associate, Teva Takeda Pharma Ltd., to assets held for sale and recorded an impairment loss of JPY 18,885 million in financial expenses (Note 6). Upon the completion of the transfer in March 2025, Takeda received the proceeds from the sale of shares in the associate of JPY 56,525 million, including JPY 50,806 million of dividends received, and this amount comprised the majority of Takeda’s proceeds from sales of shares in associates in the consolidated statement of cash flows of JPY 57,691 million for the fiscal year ended March 31, 2025. Takeda also recognized JPY 1,727 million in revenue and JPY 3,823 million in other operating income (Note 5) due to the realization of the unrealized profit from past transactions.
Disposal Groups Held for Sale

	JPY (millions) As of March 31
	2025	2026
Property, plant and equipment	¥6,259	¥5,444
Goodwill	7,011	8,953
Intangible assets	33	3,497
Other assets	95	61
Total assets	¥13,397	¥17,955

Trade and other payables	—	102
Other liabilities	—	716
Total liabilities	¥—	¥818
The disposal groups held for sale consisted of the following and their associated fair value is classified as Level 3 in the fair value hierarchy as of March 31, 2025.
•The assets such as property, plant and equipment related to a manufacturing site in Orth, Austria was classified as held for sale as a result of a transfer agreement Takeda entered into. The transfer was completed in May 2025.
•Following an agreement Takeda entered into to transfer business operations related to MEPACT, Takeda classified the assets, including goodwill allocated to the business, as held for sale. The transfer was completed in May 2025.
•Takeda entered into an agreement to transfer business operations related to non-core products in the Middle East and North Africa regions and classified the corresponding goodwill as held for sale. The transfer was completed in June 2025.

During the fiscal year ended March 31, 2025, Takeda recognized a divestiture gain in other operating income (Note 5) upon the completion of transfer of the manufacturing operation of TACHOSIL and the proceeds from this divestiture are reflected in Takeda’s proceeds from sales of business (net of cash and cash equivalents divested) in the consolidated statements of cash flows of JPY 20,556 million for the fiscal year ended March 31, 2025.

The disposal groups held for sale consisted of the following and their associated fair value is classified as Level 3 in the fair value hierarchy as of March 31, 2026.
•Takeda entered into an equity and asset purchase agreement to transfer products such as ACTOVEGIN, in the Eurasian Economic Union territory and the manufacturing site in Yaroslavl in May 2024. The agreement was subject to approval by the Russian Government Commission. Following receipt of the approval in August 2025, the related assets and liabilities, including goodwill and property, plant and equipment, as well as the related other comprehensive income were classified as held for sale.
•In March 2026, Takeda entered into an asset purchase agreement for the divestiture of RIOPAN, a non-core gastric acidity management agent, in Europe and Canada and classified the corresponding goodwill as held for sale. The divestiture was completed in May 2026.

During the fiscal year ended March 31, 2026, Takeda completed the transfer of the business operations related to MEPACT and non-core products in the Middle East and North Africa regions. In addition, during the fiscal year ended March 31, 2026, Takeda classified the assets such as intangible asset as held for sale related to an asset purchase agreement for the divestiture of non-core products in Europe and Canada and completed the divestiture. Upon the completion of these divestitures, Takeda recognized a JPY 18,265 million divestiture gain in other operating income (Note 5) and the proceeds from these divestitures are reflected in Takeda’s proceeds from sales of business (net of cash and cash equivalents divested) in the consolidated statements of cash flows of JPY 33,325 million for the fiscal year ended March 31, 2026.

When disposal groups were classified as held for sale, Takeda recorded an impairment loss of JPY 1,685 million, JPY 6,812 million and JPY 1,363 million in other operating expenses (Note 5) during the year ended March 31, 2024, 2025 and 2026, respectively.